Transactions in soles (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents.	$ 210,046	$ 369,200	$ 214,551	$ 80,544
Trade and other receivables	287,712	211,715
Income tax credit	31,919	24,396
Total assets	4,107,274	4,217,221	4,332,813
Liabilities
Trade and other payables	(166,860)	(188,723)
Income tax payable	(5,650)	(1,760)
Provisions and contingent liability	(72,771)	(68,172)
Total liabilities	(1,139,074)	(1,187,656)	$ (1,269,186)
PEN
Assets
Cash and cash equivalents.	6,796	11,526
Trade and other receivables	139,624	88,513
Income tax credit	31,960	24,277
Total assets	178,380	124,316
Liabilities
Trade and other payables	(60,311)	(53,962)
Income tax payable	(5,692)	(2,080)
Provisions and contingent liability	(41,515)	(31,282)
Total liabilities	(107,518)	(87,324)
Net asset position	$ 70,862	$ 36,992